Putnam Investments
100 Federal Street
Boston, MA 02110
May 2, 2019

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam Variable Trust (Reg. No. 33-17486) (811-05346) (the “Trust”) Post-Effective Amendment No. 68
to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statement of Additional Information that would have been filed on behalf of the Trust pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 68 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on April 29, 2019.

Comments or questions concerning this certificate may be directed to Caitlin E. Robinson at 1-800-225-2465, ext. 1-0044.

Very truly yours,

Putnam Variable Trust

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Executive Vice President, Principal Executive
Officer and Compliance Liaison

cc:	James E. Thomas, Esq.
Ropes & Gray LLP